Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 12, 2019
Document Creation Date	dei_DocumentCreationDate	Sep. 04, 2018